Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended		70 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Aug. 31, 2011 sqft	Sep. 30, 2014	Sep. 30, 2009 sqft
Loss Contingencies [Line Items]
Future minimum commitments under non-cancelable operating leases, 2014	$ 77,000		$ 77,000
Rent expense	241,000	218,000	600,000
Aggregate noncancellable purchase commitments	5,400,000		5,400,000
Other potential commitments	10,000,000		10,000,000
Pending or threatened legal proceedings	0		0
Maximum [Member]
Loss Contingencies [Line Items]
Commitment to make development and sales-related milestone payments	30,000,000		30,000,000
Redwood City, California [Member]
Loss Contingencies [Line Items]
Operating facility lease area				5,740
Operating facility lease term				30 months	30 months
Operating facility lease term commencement date				2011-10	2011-10
Redwood City, California [Member] | Other Assets [Member]
Loss Contingencies [Line Items]
Security deposit paid				55,000
Menlo Park, California [Member]
Loss Contingencies [Line Items]
Operating facility lease area					12,943
Operating facility lease term					39 months
Total obligation under lease					1,600,000
Mountain View, California [Member]
Loss Contingencies [Line Items]
Operating facility lease area						2,850
Operating facility lease term	2 years
Operating facility lease term commencement date	2009-12-01
Operating facility lease term, expiry date	2011-11